UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Real Estate Fund

April 30, 2015

1.800329.111

ARE-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.8%
REITs - Apartments - 17.9%
American Campus Communities, Inc.	667,900	$ 26,809,506
AvalonBay Communities, Inc.	120,140	19,743,808
Camden Property Trust (SBI)	314,800	23,635,184
Equity Residential (SBI)	287,809	21,257,573
Essex Property Trust, Inc.	223,947	49,705,037
UDR, Inc.	1,021,200	33,464,724
TOTAL REITS - APARTMENTS		174,615,832
REITs - Diversified - 7.8%
Cousins Properties, Inc.	1,525,557	14,858,925
Digital Realty Trust, Inc.	368,100	23,341,221
Duke Realty LP	1,429,400	28,316,414
Vornado Realty Trust	95,583	9,891,885
TOTAL REITS - DIVERSIFIED		76,408,445
REITs - Health Care - 11.4%
HCP, Inc.	1,111,495	44,782,134
Health Care REIT, Inc.	181,869	13,098,205
Medical Properties Trust, Inc.	273,500	3,823,530
Sabra Health Care REIT, Inc.	352,600	10,535,688
Senior Housing Properties Trust (SBI)	575,100	11,772,297
Ventas, Inc.	394,405	27,174,505
TOTAL REITS - HEALTH CARE		111,186,359
REITs - Hotels - 6.5%
Ashford Hospitality Prime, Inc.	378,700	5,930,442
FelCor Lodging Trust, Inc.	2,326,189	25,843,960
Host Hotels & Resorts, Inc.	729,334	14,688,787
RLJ Lodging Trust	470,800	13,968,636
Sunstone Hotel Investors, Inc.	194,655	3,032,725
TOTAL REITS - HOTELS		63,464,550
REITs - Manufactured Homes - 1.7%
Equity Lifestyle Properties, Inc.	5,500	290,510
Sun Communities, Inc.	255,722	15,870,107
TOTAL REITS - MANUFACTURED HOMES		16,160,617
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Property - 15.1%
Alexandria Real Estate Equities, Inc.	406,733	$ 37,573,995
Boston Properties, Inc.	441,747	58,447,546
Gramercy Property Trust, Inc.	197,250	5,392,815
New York (REIT), Inc.	574,800	5,679,024
Piedmont Office Realty Trust, Inc. Class A	13,100	228,988
SL Green Realty Corp.	329,865	40,362,281
TOTAL REITS - OFFICE PROPERTY		147,684,649
REITs - Regional Malls - 15.5%
General Growth Properties, Inc.	486,400	13,327,360
Simon Property Group, Inc.	535,650	97,215,116
Taubman Centers, Inc.	367,600	26,470,876
The Macerich Co.	171,900	14,054,544
TOTAL REITS - REGIONAL MALLS		151,067,896
REITs - Shopping Centers - 9.7%
Cedar Shopping Centers, Inc.	1,307,943	9,142,522
Federal Realty Investment Trust (SBI)	208,402	27,857,095
Inland Real Estate Corp.	155,899	1,604,201
Kite Realty Group Trust	572,432	14,997,718
Ramco-Gershenson Properties Trust (SBI)	282,200	4,932,856
Urban Edge Properties	986,741	22,329,949
WP Glimcher, Inc.	940,475	14,107,125
TOTAL REITS - SHOPPING CENTERS		94,971,466
REITs - Storage - 7.2%
Extra Space Storage, Inc.	551,600	36,366,988
Public Storage	179,750	33,776,823
TOTAL REITS - STORAGE		70,143,811
REITs - Warehouse/Industrial - 4.0%
DCT Industrial Trust, Inc.	665,050	21,973,252
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - continued
Prologis, Inc.	281,977	$ 11,335,475
Terreno Realty Corp.	252,900	5,381,712
TOTAL REITS - WAREHOUSE/INDUSTRIAL		38,690,439
TOTAL REAL ESTATE INVESTMENT TRUSTS		944,394,064
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
Real Estate Operating Companies - 2.4%
Forest City Enterprises, Inc. Class A (a)	995,267	23,647,544
TOTAL COMMON STOCKS (Cost $781,575,217)		968,041,608
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.15% (b) (Cost $12,973,712)	12,973,712	12,973,712
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $794,548,929)		981,015,320
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,870,252)
NET ASSETS - 100%		$ 976,145,068
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,371
Fidelity Securities Lending Cash Central Fund	30,021
Total	$ 41,392
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $797,942,042. Net unrealized appreciation aggregated $183,073,278, of which $202,077,334 related to appreciated investment securities and $19,004,056 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Consumer Discretionary Fund

April 30, 2015

1.800322.111

AFCI-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AUTO COMPONENTS - 2.6%
Auto Parts & Equipment - 2.6%
Delphi Automotive PLC	41,084	$ 3,409,972
Tenneco, Inc. (a)	30,600	1,788,570
		5,198,542
AUTOMOBILES - 2.1%
Automobile Manufacturers - 0.8%
Tata Motors Ltd. (a)	93,448	748,756
Tesla Motors, Inc. (a)	3,600	813,780
		1,562,536
Motorcycle Manufacturers - 1.3%
Harley-Davidson, Inc.	44,100	2,478,861
TOTAL AUTOMOBILES		4,041,397
BEVERAGES - 2.6%
Distillers & Vintners - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	28,524	3,307,073
Soft Drinks - 0.9%
Monster Beverage Corp. (a)	13,800	1,892,118
TOTAL BEVERAGES		5,199,191
FOOD & STAPLES RETAILING - 0.4%
Food Retail - 0.4%
Sprouts Farmers Market LLC (a)	25,700	822,015
FOOD PRODUCTS - 1.6%
Packaged Foods & Meats - 1.6%
Associated British Foods PLC	30,700	1,340,308
Keurig Green Mountain, Inc.	16,060	1,868,902
		3,209,210
HOTELS, RESTAURANTS & LEISURE - 25.9%
Casinos & Gaming - 3.4%
Las Vegas Sands Corp.	79,980	4,229,342
Wynn Resorts Ltd.	22,500	2,499,075
		6,728,417
Hotels, Resorts & Cruise Lines - 9.0%
Accor SA	30,600	1,677,946
China Lodging Group Ltd. ADR (a)(d)	32,850	739,782
Hilton Worldwide Holdings, Inc. (a)	226,200	6,550,752
Marriott International, Inc. Class A	40,630	3,252,432
Wyndham Worldwide Corp.	64,806	5,534,432
		17,755,344
Leisure Facilities - 1.4%
Vail Resorts, Inc.	28,460	2,823,517
Restaurants - 12.1%
Buffalo Wild Wings, Inc. (a)	8,040	1,280,772
DineEquity, Inc.	13,400	1,292,162

	Shares	Value
Domino's Pizza, Inc.	14,389	$ 1,551,854
Fiesta Restaurant Group, Inc. (a)	29,500	1,491,225
Jubilant Foodworks Ltd. (a)	37,326	875,886
McDonald's Corp.	25,400	2,452,370
Noodles & Co. (a)(d)	103,455	2,071,169
Papa John's International, Inc.	28,032	1,720,324
Ruth's Hospitality Group, Inc.	155,100	2,256,705
Starbucks Corp.	177,106	8,780,915
		23,773,382
TOTAL HOTELS, RESTAURANTS & LEISURE		51,080,660
HOUSEHOLD DURABLES - 2.3%
Homebuilding - 2.3%
D.R. Horton, Inc.	61,200	1,554,480
Lennar Corp. Class A	35,140	1,609,412
PulteGroup, Inc.	74,800	1,443,640
		4,607,532
INTERNET & CATALOG RETAIL - 4.8%
Internet Retail - 4.8%
Amazon.com, Inc. (a)	5,860	2,471,631
Etsy, Inc.	700	15,568
Ocado Group PLC (a)(d)	298,942	1,622,739
Priceline Group, Inc. (a)	4,338	5,369,620
		9,479,558
INTERNET SOFTWARE & SERVICES - 2.7%
Internet Software & Services - 2.7%
Alibaba Group Holding Ltd. sponsored ADR	20,600	1,674,574
HomeAway, Inc. (a)	24,400	681,980
Yahoo!, Inc. (a)	69,800	2,971,037
		5,327,591
LEISURE PRODUCTS - 1.6%
Leisure Products - 1.6%
Brunswick Corp.	15,900	795,636
Polaris Industries, Inc.	17,740	2,429,670
		3,225,306
MEDIA - 22.4%
Advertising - 0.7%
MDC Partners, Inc. Class A (sub. vtg.)	70,200	1,469,988
Broadcasting - 2.5%
ITV PLC	1,248,129	4,845,883
Cable & Satellite - 9.2%
Comcast Corp. Class A	201,500	11,638,640
DIRECTV (a)	15,552	1,410,644
Naspers Ltd. Class N	32,865	5,168,974
		18,218,258
Movies & Entertainment - 9.6%
CTS Eventim AG	17,445	594,497
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
The Walt Disney Co.	155,506	$ 16,906,613
Time Warner, Inc.	17,600	1,485,616
		18,986,726
Publishing - 0.4%
Rightmove PLC	14,900	721,300
TOTAL MEDIA		44,242,155
MULTILINE RETAIL - 2.2%
Department Stores - 1.8%
Macy's, Inc.	54,000	3,490,020
General Merchandise Stores - 0.4%
B&M European Value Retail S.A.	166,711	771,634
TOTAL MULTILINE RETAIL		4,261,654
PERSONAL PRODUCTS - 0.9%
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	22,520	1,830,651
SOFTWARE - 0.2%
Application Software - 0.2%
Mobileye NV (a)	8,400	376,824
Home Entertainment Software - 0.0%
Playtech Ltd.	1,018	12,789
TOTAL SOFTWARE		389,613
SPECIALTY RETAIL - 19.5%
Apparel Retail - 7.7%
L Brands, Inc.	95,000	8,489,200
Ross Stores, Inc.	29,060	2,873,453
TJX Companies, Inc.	28,208	1,820,544
United Arrows Ltd.	19,600	603,143
Zumiez, Inc. (a)	44,528	1,411,983
		15,198,323
Automotive Retail - 4.3%
AutoZone, Inc. (a)	6,380	4,291,571
O'Reilly Automotive, Inc. (a)	18,700	4,073,421
		8,364,992
Home Improvement Retail - 5.1%
Home Depot, Inc.	94,760	10,137,425
Specialty Stores - 2.4%
Staples, Inc.	131,900	2,152,608
Tiffany & Co., Inc.	29,355	2,567,975
		4,720,583
TOTAL SPECIALTY RETAIL		38,421,323

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 6.9%
Apparel, Accessories & Luxury Goods - 3.5%
Compagnie Financiere Richemont SA Series A	7,733	$ 689,265
G-III Apparel Group Ltd. (a)	25,440	2,828,419
lululemon athletica, Inc. (a)	2,800	178,192
VF Corp.	45,004	3,259,640
		6,955,516
Footwear - 3.4%
NIKE, Inc. Class B	67,017	6,623,960
TOTAL TEXTILES, APPAREL & LUXURY GOODS		13,579,476
TOTAL COMMON STOCKS (Cost $172,552,065)		194,915,874
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.15% (b)	4,525,477	4,525,477
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,937,565	3,937,565
TOTAL MONEY MARKET FUNDS (Cost $8,463,042)		8,463,042
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $181,015,107)		203,378,916
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(5,840,041)
NET ASSETS - 100%		$ 197,538,875
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,456
Fidelity Securities Lending Cash Central Fund	8,179
Total	$ 11,635
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 194,915,874	$ 181,287,614	$ 13,628,260	$ -
Money Market Funds	8,463,042	8,463,042	-	-
Total Investments in Securities:	$ 203,378,916	$ 189,750,656	$ 13,628,260	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 4,039,533
Level 2 to Level 1	$ 322,547
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $181,383,454. Net unrealized appreciation aggregated $21,995,462, of which $27,242,174 related to appreciated investment securities and $5,246,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Energy Fund

April 30, 2015

1.800328.111

ANR-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 17.5%
Oil & Gas Drilling - 1.0%
Ocean Rig UDW, Inc. (United States)	108,900	$ 817,839
Odfjell Drilling A/S	567,856	505,496
Unit Corp. (a)	148,900	5,187,676
Vantage Drilling Co. (a)	1,887,530	752,181
Xtreme Drilling & Coil Services Corp. (a)	813,202	1,408,696
		8,671,888
Oil & Gas Equipment & Services - 16.5%
Baker Hughes, Inc.	494,400	33,846,624
C&J Energy Services Ltd. (a)	37,300	650,885
Dril-Quip, Inc. (a)	87,191	6,950,867
FMC Technologies, Inc. (a)	246,806	10,884,145
Frank's International NV	208,400	4,334,720
Oceaneering International, Inc.	251,173	13,842,144
Schlumberger Ltd.	813,209	76,937,703
Total Energy Services, Inc.	52,700	672,673
Weatherford International Ltd. (a)	155,700	2,265,435
		150,385,196
TOTAL ENERGY EQUIPMENT & SERVICES		159,057,084
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.8%
Independent Power Producers & Energy Traders - 0.4%
Dynegy, Inc. (a)	120,922	4,023,075
Renewable Electricity - 0.4%
NextEra Energy Partners LP	89,400	3,787,878
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		7,810,953
OIL, GAS & CONSUMABLE FUELS - 79.3%
Integrated Oil & Gas - 19.6%
Chevron Corp.	556,709	61,828,102
Exxon Mobil Corp.	1,324,961	115,761,841
Suncor Energy, Inc.	26,900	876,006
		178,465,949
Oil & Gas Exploration & Production - 43.9%
Anadarko Petroleum Corp.	447,383	42,098,740
Antero Resources Corp. (a)	57,700	2,556,687
Apache Corp.	93,300	6,381,720
Bankers Petroleum Ltd. (a)	624,600	1,858,528
Bonanza Creek Energy, Inc. (a)	101,625	2,800,785
Cabot Oil & Gas Corp.	136,700	4,623,194
Canadian Natural Resources Ltd.	107,400	3,568,724
Carrizo Oil & Gas, Inc. (a)	49,800	2,775,354
Cimarex Energy Co.	271,347	33,755,567
Concho Resources, Inc. (a)	161,100	20,404,926
ConocoPhillips Co.	386,536	26,253,525
Continental Resources, Inc. (a)(d)	161,330	8,490,798
Devon Energy Corp.	40,100	2,735,221
Diamondback Energy, Inc. (a)	125,700	10,379,049
Encana Corp.	166,000	2,356,884

	Shares	Value
Energen Corp.	171,013	$ 12,170,995
EOG Resources, Inc.	542,986	53,728,465
Evolution Petroleum Corp.	60,495	416,206
Gulfport Energy Corp. (a)	224,400	10,982,136
Hess Corp.	35,400	2,722,260
Kosmos Energy Ltd. (a)	216,700	2,119,326
Marathon Oil Corp.	125,200	3,893,720
Memorial Resource Development Corp.	480,600	9,703,314
Newfield Exploration Co. (a)	643,700	25,258,788
Noble Energy, Inc.	511,308	25,933,542
Northern Oil & Gas, Inc. (a)	222,993	1,971,258
Paramount Resources Ltd. Class A (a)	39,000	1,153,676
Parsley Energy, Inc. Class A (d)	211,100	3,660,474
PDC Energy, Inc. (a)	253,988	14,411,279
Peyto Exploration & Development Corp. (d)	45,800	1,331,294
Pioneer Natural Resources Co.	140,316	24,243,798
Rice Energy, Inc. (a)	123,700	3,046,731
RSP Permian, Inc. (a)(d)	15,400	446,908
SM Energy Co.	290,200	16,822,894
Synergy Resources Corp. (a)	367,215	4,399,236
TAG Oil Ltd. (a)	446,700	514,640
Whiting Petroleum Corp. (a)	234,713	8,897,970
		398,868,612
Oil & Gas Refining & Marketing - 5.2%
Alon U.S.A. Energy, Inc.	50,100	806,109
CVR Refining, LP	33,873	729,624
Delek U.S. Holdings, Inc.	7,700	284,284
Tesoro Corp.	254,100	21,809,403
Valero Energy Corp.	372,426	21,191,039
World Fuel Services Corp.	44,933	2,493,782
		47,314,241
Oil & Gas Storage & Transport - 10.6%
Cheniere Energy, Inc. (a)	113,000	8,643,370
Columbia Pipeline Partners LP	27,300	738,465
Dominion Midstream Partners LP	25,801	1,053,971
Enable Midstream Partners LP	42,900	718,575
EQT Midstream Partners LP	33,700	2,972,340
Golar LNG Ltd.	187,000	6,731,065
Kinder Morgan, Inc.	571,900	24,563,105
Magellan Midstream Partners LP	34,234	2,858,539
MPLX LP	57,594	4,477,934
ONEOK, Inc.	38,100	1,832,610
Phillips 66 Partners LP	56,069	4,252,834
Plains GP Holdings LP Class A	385,200	11,324,880
SemGroup Corp. Class A	26,700	2,247,873
Tallgrass Energy Partners LP	2,700	132,840
Targa Resources Corp. (d)	73,832	7,750,145
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	203,300	$ 10,406,927
Valero Energy Partners LP	113,328	5,732,130
		96,437,603
TOTAL OIL, GAS & CONSUMABLE FUELS		721,086,405
TOTAL COMMON STOCKS (Cost $818,435,633)		887,954,442
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.15% (b)	31,222,986	31,222,986
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	12,987,904	12,987,904
TOTAL MONEY MARKET FUNDS (Cost $44,210,890)		44,210,890
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $862,646,523)		932,165,332
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(22,943,683)
NET ASSETS - 100%		$ 909,221,649
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,022
Fidelity Securities Lending Cash Central Fund	65,827
Total	$ 85,849
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 887,954,442	$ 887,448,946	$ 505,496	$ -
Money Market Funds	44,210,890	44,210,890	-	-
Total Investments in Securities:	$ 932,165,332	$ 931,659,836	$ 505,496	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $867,264,857. Net unrealized appreciation aggregated $64,900,475, of which $111,327,524 related to appreciated investment securities and $46,427,049 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Biotechnology Fund

April 30, 2015

1.800321.111

AFBT-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 89.8%
Biotechnology - 89.8%
ACADIA Pharmaceuticals, Inc. (a)(d)	419,186	$ 14,323,586
Acceleron Pharma, Inc. (a)(d)	533,423	14,749,146
Achillion Pharmaceuticals, Inc. (a)(d)	1,640,172	14,351,505
Acorda Therapeutics, Inc. (a)	665,453	20,010,172
Actelion Ltd.	102,247	13,453,748
Adamas Pharmaceuticals, Inc.	856,298	14,788,266
ADMA Biologics, Inc. (a)	50,300	423,023
Aduro Biotech, Inc.	80,688	2,049,475
Aduro Biotech, Inc.	345,762	7,904,119
Aegerion Pharmaceuticals, Inc. (a)(d)(e)	1,437,389	33,433,668
Agenus, Inc. (a)(d)	86,960	574,806
Agenus, Inc. warrants 1/9/18 (a)	452,000	36,391
Agios Pharmaceuticals, Inc. (a)	19,487	1,799,430
Akebia Therapeutics, Inc. (a)	321,877	2,468,797
Alder Biopharmaceuticals, Inc.	60,509	1,542,980
Aldeyra Therapeutics, Inc.	278,295	2,643,803
Alexion Pharmaceuticals, Inc. (a)	878,767	148,713,739
Alkermes PLC (a)	327,741	18,147,019
Alnylam Pharmaceuticals, Inc. (a)	205,835	20,968,411
AMAG Pharmaceuticals, Inc. (a)(d)	609,008	31,041,138
Amgen, Inc.	387,830	61,242,235
Anacor Pharmaceuticals, Inc. (a)(d)	545,928	28,764,946
Applied Genetic Technologies Corp. (a)	209,296	4,005,925
Ardelyx, Inc.	744,012	7,812,126
ARIAD Pharmaceuticals, Inc. (a)(d)	815,995	7,074,677
Array BioPharma, Inc. (a)(d)	378,104	2,363,150
Arrowhead Research Corp. (a)(d)	168,833	1,164,948
Asterias Biotherapeutics, Inc. (a)(d)	115,938	1,317,056
Atara Biotherapeutics, Inc. (d)	94,133	3,901,813
Avalanche Biotechnologies, Inc. (f)	89,832	2,862,048
Avalanche Biotechnologies, Inc. (a)	35,297	1,124,562
BioCryst Pharmaceuticals, Inc. (a)(d)	326,300	3,031,327
Biogen, Inc. (a)	609,435	227,886,030
BioMarin Pharmaceutical, Inc. (a)	981,207	109,944,244
Bionovo, Inc. warrants 2/2/16 (a)	56,850	1
BioTime, Inc. warrants 10/1/18 (a)	2	4
bluebird bio, Inc. (a)	26,449	3,522,742
Calithera Biosciences, Inc. (d)	497,158	4,976,552
Cara Therapeutics, Inc. (a)	106,388	1,143,671
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	16,653
warrants 5/30/17 (a)	17,900	38,834
Celgene Corp. (a)	1,805,490	195,101,249
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	3
Celldex Therapeutics, Inc. (a)(d)	469,520	11,268,480
Cellectis SA sponsored ADR	40,000	1,316,000
Cepheid, Inc. (a)	51,400	2,883,540
Cerulean Pharma, Inc.	1,310,113	7,808,273
Chiasma, Inc. unit (h)	2,969,660	2,969,660
Chimerix, Inc. (a)	252,161	8,573,474

	Shares	Value
Cidara Therapeutics, Inc.	19,000	$ 277,780
Cidara Therapeutics, Inc. Series B	223,967	2,946,958
Clovis Oncology, Inc. (a)(d)	187,032	15,029,892
CTI BioPharma Corp. (a)(d)	1,563,742	2,783,461
Cytokinetics, Inc. (a)	67,916	427,192
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	91,741
Dicerna Pharmaceuticals, Inc. (a)	107,706	2,161,659
Dyax Corp. (a)	1,803,853	43,130,125
Eleven Biotherapeutics, Inc. (a)	123,940	1,467,450
Emergent BioSolutions, Inc. (a)	146,555	4,351,218
Enanta Pharmaceuticals, Inc. (a)(d)	140,822	4,821,745
Epirus Biopharmaceuticals, Inc. (a)(d)	254,100	1,610,994
Epizyme, Inc. (a)(d)	2,012,152	32,818,199
Esperion Therapeutics, Inc. (a)	337,405	32,097,338
Exact Sciences Corp. (a)(d)	364,159	7,610,923
Exelixis, Inc. (a)(d)	263,845	678,082
Fate Therapeutics, Inc. (a)	145,502	710,050
Fibrocell Science, Inc. (a)	279,800	937,330
FibroGen, Inc. (d)	59,400	1,381,050
Forward Pharma A/S sponsored ADR	23,100	705,474
Foundation Medicine, Inc. (a)(d)	159,200	7,245,192
Genmab A/S (a)	377,066	29,034,532
Genocea Biosciences, Inc. (a)	159,921	1,637,591
Genomic Health, Inc. (a)	54,120	1,465,028
Geron Corp. (a)(d)	2,874,017	10,403,942
Gilead Sciences, Inc. (a)	2,908,703	292,353,726
Halozyme Therapeutics, Inc. (a)(d)	634,338	9,432,606
Histogenics Corp. (d)(e)	672,534	5,487,877
Ignyta, Inc. (a)	237,700	2,117,907
Immune Design Corp. (a)	268,300	6,017,969
ImmunoGen, Inc. (a)(d)	448,029	3,705,200
Immunomedics, Inc. (a)(d)	616,759	2,220,332
Incyte Corp. (a)	868,555	84,388,804
Infinity Pharmaceuticals, Inc. (a)	287,434	3,641,789
Insys Therapeutics, Inc. (a)(d)	291,697	15,334,511
Intercept Pharmaceuticals, Inc. (a)(d)	173,560	43,877,704
Intrexon Corp. (a)(d)	182,908	7,102,318
Ironwood Pharmaceuticals, Inc. Class A (a)	670,651	9,161,093
Isis Pharmaceuticals, Inc. (a)	355,594	20,169,292
JHL Biotech, Inc. (h)	234,770	878,040
Juno Therapeutics, Inc.	214,673	8,257,612
Juno Therapeutics, Inc.	72,300	3,090,102
Karyopharm Therapeutics, Inc. (a)(d)	642,666	17,454,809
Keryx Biopharmaceuticals, Inc. (a)(d)	673,542	7,179,958
Kite Pharma, Inc. (d)	533,790	26,892,340
KYTHERA Biopharmaceuticals, Inc. (a)(d)	282,440	12,339,804
La Jolla Pharmaceutical Co. (a)(d)	268,300	5,100,383
Lexicon Pharmaceuticals, Inc. (a)	5,501,792	5,501,792
Ligand Pharmaceuticals, Inc. Class B (a)(d)	108,425	8,418,117
Lion Biotechnologies, Inc. (a)(d)	369,046	4,402,719
Macrogenics, Inc. (a)	461,857	13,213,729
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
MannKind Corp. (a)(d)	1,151,662	$ 4,940,630
Medivation, Inc. (a)	454,377	54,861,479
Merrimack Pharmaceuticals, Inc. (a)	60,200	668,220
MiMedx Group, Inc. (a)(d)	250,413	2,353,882
Minerva Neurosciences, Inc. (d)	921,974	4,674,408
Momenta Pharmaceuticals, Inc. (a)	121,037	2,112,096
Myriad Genetics, Inc. (a)(d)	195,057	6,442,733
Neurocrine Biosciences, Inc. (a)	624,728	21,296,978
NewLink Genetics Corp. (a)	252,479	11,260,563
Novavax, Inc. (a)	2,420,731	18,712,251
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	121
OncoMed Pharmaceuticals, Inc. (a)(d)	121,234	2,907,191
Ophthotech Corp. (a)	674,737	30,552,091
Opko Health, Inc. (a)(d)	586,151	8,065,438
Oragenics, Inc. (a)	250,308	215,265
Orexigen Therapeutics, Inc. (a)(d)	1,765,996	11,602,594
Organovo Holdings, Inc. (a)(d)	194,083	881,137
Osiris Therapeutics, Inc. (a)(d)	203,971	3,094,240
OvaScience, Inc. (a)(d)	193,445	4,786,797
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc. (a)	475,082	16,955,677
Progenics Pharmaceuticals, Inc. (a)(d)	793,543	3,928,038
ProQR Therapeutics BV (a)	249,416	4,731,422
Proteon Therapeutics, Inc.	137,500	1,658,250
Prothena Corp. PLC (a)	110,734	3,588,889
PTC Therapeutics, Inc. (a)	395,037	23,208,424
Puma Biotechnology, Inc. (a)	188,058	33,959,514
Radius Health, Inc. (a)	870,551	31,200,548
Raptor Pharmaceutical Corp. (a)	625,173	6,326,751
Receptos, Inc. (a)	450,142	66,323,922
Regeneron Pharmaceuticals, Inc. (a)	260,071	118,972,080
Regulus Therapeutics, Inc. (a)(d)	254,763	3,197,276
Repligen Corp. (a)	361,227	10,659,809
Retrophin, Inc. (a)	71,300	1,535,802
Rigel Pharmaceuticals, Inc. (a)	643,465	2,741,161
Sage Therapeutics, Inc. (f)	25,896	1,372,488
Sage Therapeutics, Inc.	236,272	12,522,416
Sangamo Biosciences, Inc. (a)(d)	679,252	8,402,347
Sarepta Therapeutics, Inc. (a)(d)	160,901	1,962,992
Seattle Genetics, Inc. (a)(d)	196,850	6,759,829
Sophiris Bio, Inc. (a)	141,653	105,517
Sorrento Therapeutics, Inc. (a)	7,400	66,748
Spark Therapeutics, Inc.	201,125	11,518,429
Spectrum Pharmaceuticals, Inc. (a)(d)	338,247	1,911,096
Stemline Therapeutics, Inc. (a)(d)	348,093	4,835,012
Sunesis Pharmaceuticals, Inc. (a)(d)	830,240	1,942,762
Synageva BioPharma Corp. (a)(d)	226,192	20,800,616
Synta Pharmaceuticals Corp. (a)(d)	471,286	1,060,394
TESARO, Inc. (a)(d)	391,637	21,332,467

	Shares	Value
TG Therapeutics, Inc. (a)(d)	669,532	$ 9,346,667
Threshold Pharmaceuticals, Inc. (a)	26,804	94,886
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	44,178
Tokai Pharmaceuticals, Inc. (d)	91,000	910,000
Ultragenyx Pharmaceutical, Inc. (a)	348,820	19,683,913
uniQure B.V. (a)	136,349	3,415,542
United Therapeutics Corp. (a)	142,294	22,722,929
Verastem, Inc. (a)(d)	331,008	2,747,366
Versartis, Inc. (a)	351,376	6,001,502
Vertex Pharmaceuticals, Inc. (a)	977,445	120,499,420
Vical, Inc. (a)	659,862	626,869
Vitae Pharmaceuticals, Inc. (e)	1,091,502	14,549,722
Vital Therapies, Inc. (d)	260,400	6,330,324
Xencor, Inc. (a)	187,673	2,668,710
Xenon Pharmaceuticals, Inc.	102,215	1,354,349
XOMA Corp. (a)	1,400,922	4,202,766
Zafgen, Inc.	1,306,751	40,666,091
		2,757,976,950
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
Bellerophon Therapeutics, Inc.	227,700	2,103,948
DBV Technologies SA sponsored ADR (a)(d)	122,300	3,064,838
Ocular Therapeutix, Inc. (d)	196,271	4,308,148
Zosano Pharma Corp.	172,100	1,595,367
		11,072,301
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Transgenomic, Inc. (a)	13,500	19,845
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	5
		19,850
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	26,997
PHARMACEUTICALS - 8.6%
Pharmaceuticals - 8.6%
AcelRx Pharmaceuticals, Inc. (a)(d)	52,410	209,116
Achaogen, Inc. (a)	141,215	789,392
Adimab LLC unit (g)(h)	225,035	3,211,888
Aradigm Corp. (a)	8,786	59,217
Auris Medical Holding AG (a)	261,667	1,284,785
Biodel, Inc. (a)	718,800	826,620
Carbylan Therapeutics, Inc.	687,040	3,462,682
Cempra, Inc. (a)	166,018	5,227,907
Dermira, Inc.	446,400	6,584,400
Dermira, Inc. (f)	162,931	2,403,232
Egalet Corp. (a)(d)	342,278	3,135,266
Eisai Co. Ltd.	398,400	26,556,305
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Endo Health Solutions, Inc. (a)	58,774	$ 4,940,836
Flex Pharma, Inc.	22,600	377,872
GW Pharmaceuticals PLC ADR (a)(d)	341,649	35,753,568
Horizon Pharma PLC (a)(d)	1,745,938	49,095,777
Intra-Cellular Therapies, Inc. (a)	253,854	5,191,314
Jazz Pharmaceuticals PLC (a)	196,031	35,030,740
Kura Oncology, Inc.	325,932	2,059,890
Nektar Therapeutics (a)(d)	277,332	2,640,201
NeurogesX, Inc. (a)	150,000	1,500
Pacira Pharmaceuticals, Inc. (a)	152,160	10,419,917
Paratek Pharmaceuticals, Inc. (a)(d)	683,303	16,624,762
Parnell Pharmaceuticals Holdings Ltd.	123,569	505,397
Repros Therapeutics, Inc. (a)(d)(e)	1,213,840	9,334,430
SCYNEXIS, Inc.	111,900	1,044,027
Sun Pharmaceutical Industries Ltd. (a)	181,199	2,677,023
Tetraphase Pharmaceuticals, Inc. (a)	378,131	13,340,462
TherapeuticsMD, Inc. (a)	696,212	4,511,454
Theravance, Inc.	249,076	4,047,485
XenoPort, Inc. (a)	385,191	2,284,183
Zogenix, Inc. (a)(d)	1,284,991	1,786,137
Zogenix, Inc. warrants 7/27/17 (a)	32,985	2,554
ZS Pharma, Inc.	257,186	9,791,071
		265,211,410
TOTAL COMMON STOCKS (Cost $2,294,256,525)		3,034,307,508
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.1%
BIOTECHNOLOGY - 0.5%
Biotechnology - 0.5%
Jounce Therapeutics, Inc. Series B (h)	1,591,779	3,597,421
Moderna LLC Series E (h)	54,410	3,355,465
Pronutria Biosciences, Inc. Series C (h)	341,857	3,445,919
Seres Health, Inc. Series C 8.00% (h)	352,270	4,284,730
		14,683,535
PHARMACEUTICALS - 0.6%
Pharmaceuticals - 0.6%
Allergen Research Corp. Series B (h)	349,360	2,620,200
aTyr Pharma, Inc.:
Series D 8.00% (a)(h)	282,494	447,491
Series E (h)	190,960	248,526
Global Blood Therapeutics, Inc. Series B (h)	1,814,085	4,535,213
Kolltan Pharmaceuticals, Inc. Series D (a)(h)	1,610,391	1,610,391
MyoKardia, Inc. Series B (h)	1,781,076	4,800,000

	Shares	Value
Syros Pharmaceuticals, Inc. Series B, 6.00% (h)	163,994	$ 515,942
Voyager Therapeutics, Inc. Series B (h)	1,200,000	3,600,000
		18,377,763
TOTAL CONVERTIBLE PREFERRED STOCKS		33,061,298
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (a)(h)	26,918	1,660,033
TOTAL PREFERRED STOCKS (Cost $33,867,553)		34,721,331
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.15% (b)	20,150,835	20,150,835
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	186,223,289	186,223,289
TOTAL MONEY MARKET FUNDS (Cost $206,374,124)		206,374,124
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $2,534,498,202)		3,275,402,963
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(202,333,111)
NET ASSETS - 100%		$ 3,073,069,852
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,637,768 or 0.2% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,780,919 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Adimab LLC unit	9/17/14	$ 3,199,998
Allergen Research Corp. Series B	2/26/15	$ 2,620,200
aTyr Pharma, Inc. Series D 8.00%	4/8/13 - 5/17/13	$ 714,427
aTyr Pharma, Inc. Series E	3/31/15	$ 213,684
Chiasma, Inc. unit	2/26/15	$ 2,969,660
Global Blood Therapeutics, Inc. Series B	12/22/14	$ 4,535,213
JHL Biotech, Inc.	4/14/15	$ 878,040
Jounce Therapeutics, Inc. Series B	4/17/15	$ 3,597,421
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 1,610,391
Moderna LLC Series D, 8.00%	11/6/13	$ 574,161
Moderna LLC Series E	12/18/14	$ 3,355,465
MyoKardia, Inc. Series B	4/20/15	$ 4,800,000
Pronutria Biosciences, Inc. Series C	1/30/15	$ 3,445,919
Seres Health, Inc. Series C 8.00%	11/24/14	$ 4,284,730
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 515,942
Voyager Therapeutics, Inc. Series B	4/10/15	$ 3,600,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,280
Fidelity Securities Lending Cash Central Fund	3,124,820
Total	$ 3,147,100
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aegerion Pharmaceuticals, Inc.	$ 14,658,766	$ 26,915,448	$ -	$ -	$ 33,433,668
Aldeyra Therapeutics, Inc.	993,513	-	-	-	-
Histogenics Corp.	-	7,408,337	-	-	5,487,877
Repros Therapeutics, Inc.	2,969,436	10,793,250	-	-	9,334,430
Vitae Pharmaceuticals, Inc.	-	13,496,238	-	-	14,549,722
Total	$ 18,621,715	$ 58,613,273	$ -	$ -	$ 62,805,697
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,034,307,508	$ 2,936,804,273	$ 88,383,757	$ 9,119,478
Preferred Stocks	34,721,331	-	-	34,721,331
Money Market Funds	206,374,124	206,374,124	-	-
Total Investments in Securities:	$ 3,275,402,963	$ 3,143,178,397	$ 88,383,757	$ 43,840,809
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Preferred Stocks
Beginning Balance	$ 4,580,027
Total Realized Gain (Loss)	(37,571)
Total Unrealized Gain (Loss)	905,697
Cost of Purchases	30,968,572
Proceeds of Sales	(1,695,394)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,721,331
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 853,777
Other Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(73,792)
Total Unrealized Gain (Loss)	75,976
Cost of Purchases	9,117,294
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,119,478
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 2,184

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $2,540,951,473. Net unrealized appreciation aggregated $734,451,490, of which $900,785,006 related to appreciated investment securities and $166,333,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 04/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 43,840,809	IPO price	Discount rate	10.0%	Decrease
		Last transaction price	Transaction price	$1.00 - $61.67 / $12.22	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity Advisor® Electronics Fund

April 30, 2015

1.800325.111

AFEL-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 1
COMMUNICATIONS EQUIPMENT - 7.8%
Communications Equipment - 7.8%
ADTRAN, Inc.	3,600	59,796
F5 Networks, Inc. (a)	1,600	195,232
QUALCOMM, Inc.	138,926	9,446,968
Ruckus Wireless, Inc. (a)	5,400	63,072
Sonus Networks, Inc. (a)	16,700	132,264
		9,897,332
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Alternative Carriers - 0.3%
Intelsat SA (a)	34,200	430,578
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 0.0%
Corning, Inc.	1,157	24,216
Electronic Manufacturing Services - 3.4%
Jabil Circuit, Inc.	15,976	359,780
KEMET Corp. (a)	13,300	57,456
Plexus Corp. (a)	20,000	861,000
Trimble Navigation Ltd. (a)	2,600	66,118
TTM Technologies, Inc. (a)	293,214	2,741,551
Viasystems Group, Inc. (a)	9,411	167,328
		4,253,233
Technology Distributors - 1.1%
Arrow Electronics, Inc. (a)	3,000	179,130
Avnet, Inc.	9,700	413,511
Ingram Micro, Inc. Class A (a)	29,900	752,284
		1,344,925
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		5,622,374
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
Bazaarvoice, Inc. (a)	8,300	44,654
Cornerstone OnDemand, Inc. (a)	6,838	195,772
Google, Inc.:
Class A (a)	3,740	2,052,400
Class C (a)	5	2,687
Opower, Inc.	6,300	63,000
Web.com Group, Inc. (a)	9,450	173,597
		2,532,110
IT SERVICES - 0.4%
Data Processing & Outsourced Services - 0.4%
EVERTEC, Inc.	22,900	474,717

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 76.3%
Semiconductor Equipment - 4.9%
Amkor Technology, Inc. (a)	30,500	$ 214,415
Applied Materials, Inc.	50,500	999,395
KLA-Tencor Corp.	7,500	441,000
Lam Research Corp.	55,981	4,231,044
Ultratech, Inc. (a)	11,200	223,552
Xcerra Corp. (a)	12,700	124,841
		6,234,247
Semiconductors - 71.4%
Advanced Micro Devices, Inc. (a)(d)	369,800	835,748
Altera Corp.	99,449	4,145,034
Analog Devices, Inc.	49,126	3,037,952
Applied Micro Circuits Corp. (a)	21,537	115,654
Atmel Corp.	437,779	3,318,365
Broadcom Corp. Class A	224,901	9,941,749
Cirrus Logic, Inc. (a)	34,100	1,151,898
Cree, Inc. (a)(d)	42,580	1,348,934
Cypress Semiconductor Corp.	29,600	394,272
Exar Corp. (a)	22,400	221,088
EZchip Semiconductor Ltd. (a)	8,800	171,248
Fairchild Semiconductor International, Inc. (a)	6,577	119,471
Freescale Semiconductor, Inc. (a)	40,614	1,587,601
Himax Technologies, Inc. sponsored ADR (d)	53,100	324,972
Hua Hong Semiconductor Ltd. (a)	122,000	170,001
Inphi Corp. (a)	3,986	85,500
Intel Corp.	657,378	21,397,651
Intersil Corp. Class A	227,337	3,034,949
MagnaChip Semiconductor Corp. (a)	38,036	208,437
Marvell Technology Group Ltd.	352,600	4,939,926
Maxim Integrated Products, Inc.	120,922	3,969,869
MaxLinear, Inc. Class A (a)	95,758	816,816
MediaTek, Inc.	33,000	425,619
Micrel, Inc.	35,300	480,080
Microchip Technology, Inc. (d)	48,500	2,311,268
Micron Technology, Inc. (a)	287,612	8,090,526
Motech Industries, Inc.	1	1
NVIDIA Corp.	64,923	1,440,966
NXP Semiconductors NV (a)	5,379	517,029
O2Micro International Ltd. sponsored ADR (a)	62,301	143,292
Omnivision Technologies, Inc. (a)	12,600	351,477
ON Semiconductor Corp. (a)	150,499	1,733,748
PMC-Sierra, Inc. (a)	190,047	1,602,096
Sanken Electric Co. Ltd.	31,000	237,063
Semiconductor Manufacturing International Corp. (a)	1,643,000	181,069
Semtech Corp. (a)	149,977	3,492,964
Silicon Laboratories, Inc. (a)	8,100	418,527
Texas Instruments, Inc.	87,918	4,766,035
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Trident Microsystems, Inc. (a)	19	$ 0
Xilinx, Inc.	60,036	2,603,161
		90,132,056
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		96,366,303
SOFTWARE - 0.6%
Application Software - 0.0%
Comverse, Inc. (a)	1,157	28,347
Systems Software - 0.6%
CommVault Systems, Inc. (a)	6,300	288,225
Infoblox, Inc. (a)	1	24
Rovi Corp. (a)	25,300	468,303
		756,552
TOTAL SOFTWARE		784,899
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
Technology Hardware, Storage & Peripherals - 3.9%
BlackBerry Ltd. (a)	100	1,016
Hewlett-Packard Co.	72,700	2,396,919
Nimble Storage, Inc. (a)(d)	7,900	193,234
Samsung Electronics Co. Ltd.	1,365	1,786,865
SanDisk Corp.	7,400	495,356
		4,873,390
TOTAL COMMON STOCKS (Cost $116,764,394)		120,981,704
Corporate Bonds - 0.4%
	Principal Amount
Convertible Bonds - 0.3%
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
InvenSense, Inc. 1.75% 11/1/18	$ 320,000	308,800

	Principal Amount	Value
Nonconvertible Bonds - 0.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
Advanced Micro Devices, Inc. 7% 7/1/24	$ 215,000	$ 167,163
TOTAL CORPORATE BONDS (Cost $474,193)		475,963
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	3,909,332	3,909,332
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,190,800	4,190,800
TOTAL MONEY MARKET FUNDS (Cost $8,100,132)		8,100,132
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $125,338,719)		129,557,799
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(3,290,236)
NET ASSETS - 100%		$ 126,267,563
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,684
Fidelity Securities Lending Cash Central Fund	16,910
Total	$ 21,594
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 120,981,704	$ 120,563,571	$ 418,133	$ -
Corporate Bonds	475,963	-	475,963	-
Money Market Funds	8,100,132	8,100,132	-	-
Total Investments in Securities:	$ 129,557,799	$ 128,663,703	$ 894,096	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,307,249
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $125,811,713. Net unrealized appreciation aggregated $3,746,086, of which $7,926,747 related to appreciated investment securities and $4,180,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Technology Fund

April 30, 2015

1.800330.111

AFTF-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
AUTOMOBILES - 0.9%
Automobile Manufacturers - 0.9%
Tesla Motors, Inc. (a)(d)	63,809	$ 14,424,024
BANKS - 0.2%
Diversified Banks - 0.2%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(e)	474,400	2,504,772
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
JHL Biotech, Inc. (f)	277,738	1,038,740
CHEMICALS - 0.3%
Industrial Gases - 0.1%
Sodiff Advanced Materials Co. Ltd.	8,666	819,042
Specialty Chemicals - 0.2%
Duk San Neolux Co. Ltd. (a)	105,097	2,156,366
JSR Corp.	87,000	1,483,997
		3,640,363
TOTAL CHEMICALS		4,459,405
COMMUNICATIONS EQUIPMENT - 7.5%
Communications Equipment - 7.5%
BYD Electronic International Co. Ltd.	1,615,000	2,437,956
Ciena Corp. (a)	562,400	11,979,120
Cisco Systems, Inc.	1,571,800	45,314,994
CommScope Holding Co., Inc. (a)	373,800	11,030,838
Finisar Corp. (a)	229,500	4,665,735
Ixia (a)	247,025	2,959,360
Juniper Networks, Inc.	32,466	858,076
Palo Alto Networks, Inc. (a)	100	14,772
QUALCOMM, Inc.	574,300	39,052,400
Radware Ltd. (a)	610	14,439
		118,327,690
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	371,280	397,029
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	867	12,667
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	395,800	3,455,334
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.7%
Lumenpulse, Inc. (a)	21,700	259,896
Nidec Corp.	63,300	4,735,145
OSRAM Licht AG	108,858	5,735,060
		10,730,101

	Shares	Value
Heavy Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	131,000	$ 1,710,822
TOTAL ELECTRICAL EQUIPMENT		12,440,923
ELECTRONIC EQUIPMENT & COMPONENTS - 5.8%
Electronic Components - 2.7%
Alps Electric Co. Ltd.	1,200	29,808
Delta Electronics, Inc.	127,000	767,159
Largan Precision Co. Ltd.	11,000	1,106,250
Ledlink Optics, Inc.	753,405	1,365,310
Murata Manufacturing Co. Ltd.	22,900	3,226,931
OMRON Corp.	169,700	7,792,296
Samsung SDI Co. Ltd.	38,955	4,339,947
Sunny Optical Technology Group Co. Ltd.	1,676,100	3,754,198
Taiyo Yuden Co. Ltd.	131,600	1,945,612
TDK Corp.	68,600	4,941,412
TPK Holding Co. Ltd.	815,000	5,082,773
Universal Display Corp. (a)(d)	21,800	960,726
Yageo Corp.	3,171,660	6,545,057
Yaskawa Electric Corp.	1,100	15,113
		41,872,592
Electronic Equipment & Instruments - 0.5%
Chroma ATE, Inc.	1,671,683	4,039,200
Cognex Corp. (a)	34,600	1,553,194
FEI Co.	200	15,092
Keyence Corp.	1,400	747,389
Keysight Technologies, Inc. (a)	50,600	1,693,076
		8,047,951
Electronic Manufacturing Services - 2.4%
AAC Technology Holdings, Inc.	170,000	902,581
Merry Electronics Co. Ltd.	686,000	1,579,148
TE Connectivity Ltd.	161,429	10,743,100
Trimble Navigation Ltd. (a)	945,396	24,041,420
		37,266,249
Technology Distributors - 0.2%
Digital China Holdings Ltd. (H Shares)	2,466,000	3,824,415
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		91,011,207
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	439,000	2,472,654
Olympus Corp. (a)	39,700	1,429,597
		3,902,251
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	600	15,726
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)	56,994	6,990,884
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
M3, Inc.	78,200	$ 1,477,627
Medidata Solutions, Inc. (a)	56,200	3,002,766
		11,471,277
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.0%
Sony Corp.	27,700	837,419
Household Appliances - 0.2%
Haier Electronics Group Co. Ltd.	1,031,000	2,973,060
TOTAL HOUSEHOLD DURABLES		3,810,479
INTERNET & CATALOG RETAIL - 5.2%
Internet Retail - 5.2%
Amazon.com, Inc. (a)	14,200	5,989,276
ASOS PLC (a)(d)	3,500	201,065
Ctrip.com International Ltd. sponsored ADR (a)	391,962	24,960,140
Etsy, Inc.	5,400	120,096
Groupon, Inc. Class A (a)	1,998,500	13,829,620
JD.com, Inc. sponsored ADR	588,900	19,763,484
Jumei International Holding Ltd. sponsored ADR (d)	182,000	3,820,180
MySale Group PLC	19,300	16,213
Qunar Cayman Islands Ltd. sponsored ADR (a)	119,100	5,577,453
Travelport Worldwide Ltd.	85,223	1,349,080
Vipshop Holdings Ltd. ADR (a)	249,500	7,058,355
zulily, Inc. Class A (a)(d)	1,000	12,465
		82,697,427
INTERNET SOFTWARE & SERVICES - 25.2%
Internet Software & Services - 25.2%
21Vianet Group, Inc. ADR (a)(d)	176,000	3,620,320
58.com, Inc. ADR (a)	207,800	15,850,984
Alibaba Group Holding Ltd. sponsored ADR	228,300	18,558,507
Baidu.com, Inc. sponsored ADR (a)	14,900	2,984,172
ChannelAdvisor Corp. (a)	197,417	2,019,576
Constant Contact, Inc. (a)	400	13,940
Cornerstone OnDemand, Inc. (a)	238,482	6,827,740
Cvent, Inc. (a)	50,808	1,365,719
Demandware, Inc. (a)(d)	87,506	5,390,370
eBay, Inc. (a)	12,900	751,554
eGain Communications Corp. (a)	64,050	208,163
Endurance International Group Holdings, Inc. (a)	504,900	9,259,866
Facebook, Inc. Class A (a)	1,273,911	100,345,969
Google, Inc.:
Class A (a)	112,187	61,564,860

	Shares	Value
Class C (a)	128,455	$ 69,024,010
HomeAway, Inc. (a)	2,990	83,571
Hortonworks, Inc. (d)	1,500	30,255
LendingClub Corp.	700	12,215
LinkedIn Corp. Class A (a)	48,300	12,177,879
Marketo, Inc. (a)	87,813	2,498,280
Momo, Inc. ADR (d)	1,386	15,315
NAVER Corp.	20,718	12,502,623
New Relic, Inc.	400	12,996
NIC, Inc.	59,508	1,011,636
Q2 Holdings, Inc. (a)	700	14,245
Rackspace Hosting, Inc. (a)	30,639	1,651,442
SciQuest, Inc. (a)	185,354	2,848,891
SouFun Holdings Ltd. ADR	300,200	2,482,654
Textura Corp. (a)	247,315	6,472,234
Twitter, Inc. (a)	264,800	10,316,608
Web.com Group, Inc. (a)	203,586	3,739,875
Yahoo!, Inc. (a)	575,000	24,474,875
Yelp, Inc. (a)(d)	129,043	5,083,004
Youku Tudou, Inc. ADR (a)(d)	661,908	12,377,680
YY, Inc. ADR (a)	25,200	1,601,712
Zillow Group, Inc. (a)	1,110	108,380
		397,302,120
IT SERVICES - 5.8%
Data Processing & Outsourced Services - 5.3%
Euronet Worldwide, Inc. (a)	25,835	1,510,831
Fidelity National Information Services, Inc.	458,195	28,632,606
Optimal Payments PLC (a)(d)	789,450	3,587,525
Optimal Payments PLC rights 5/1/15 (a)	1,315,750	2,793,313
Total System Services, Inc.	267,153	10,568,573
Vantiv, Inc. (a)	270,000	10,557,000
Visa, Inc. Class A	396,000	26,155,800
		83,805,648
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	135,094	7,908,403
EPAM Systems, Inc. (a)	2,861	185,135
Virtusa Corp. (a)	400	15,920
		8,109,458
TOTAL IT SERVICES		91,915,106
LEISURE PRODUCTS - 0.4%
Leisure Products - 0.4%
Sega Sammy Holdings, Inc.	412,300	5,755,867
LIFE SCIENCES TOOLS & SERVICES - 1.5%
Life Sciences Tools & Services - 1.5%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	531,500	22,944,855
Common Stocks - continued
	Shares	Value
MACHINERY - 0.5%
Construction Machinery & Heavy Trucks - 0.2%
Zhengzhou Yutong Bus Co. Ltd.	466,022	$ 2,300,508
Industrial Machinery - 0.3%
Harmonic Drive Systems, Inc.	52,100	1,100,335
Minebea Ltd.	262,000	4,017,282
		5,117,617
TOTAL MACHINERY		7,418,125
MEDIA - 0.4%
Advertising - 0.0%
iCar Asia Ltd. (a)(d)	198,859	159,728
Cable & Satellite - 0.4%
Naspers Ltd. Class N	35,245	5,543,297
Publishing - 0.0%
NEXT Co. Ltd.	49,700	484,001
TOTAL MEDIA		6,187,026
PROFESSIONAL SERVICES - 0.7%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	400	14,400
Paylocity Holding Corp. (a)(d)	45,300	1,275,195
WageWorks, Inc. (a)	26,200	1,320,480
		2,610,075
Research & Consulting Services - 0.5%
ICF International, Inc. (a)	33,600	1,293,600
Verisk Analytics, Inc. (a)	86,768	6,511,071
		7,804,671
TOTAL PROFESSIONAL SERVICES		10,414,746
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
Semiconductor Equipment - 0.3%
Nanometrics, Inc. (a)	9,409	145,463
Rubicon Technology, Inc. (a)(d)	681,267	2,616,065
SunEdison, Inc. (a)	700	17,724
Ultratech, Inc. (a)	121,600	2,427,136
		5,206,388
Semiconductors - 9.1%
Altera Corp.	41,600	1,733,888
Atmel Corp.	1,565,000	11,862,700
Audience, Inc. (a)(d)	198,701	945,817
Broadcom Corp. Class A	180,922	7,997,657
Cirrus Logic, Inc. (a)	47,014	1,588,133
Everlight Electronics Co. Ltd.	2,141,000	4,963,462
Fairchild Semiconductor International, Inc. (a)	28,321	514,451
Freescale Semiconductor, Inc. (a)	143,856	5,623,331
Genesis Photonics, Inc. (a)	2,474,066	1,195,591

	Shares	Value
Himax Technologies, Inc. sponsored ADR (d)	94,100	$ 575,892
Hua Hong Semiconductor Ltd. (a)	2,491,000	3,471,083
Intel Corp.	125,400	4,081,770
Intersil Corp. Class A	297,994	3,978,220
Lextar Electronics Corp.	437,000	396,676
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	38,107	1,161,120
MagnaChip Semiconductor Corp. (a)	114,554	627,756
Marvell Technology Group Ltd.	1,000,200	14,012,802
Maxim Integrated Products, Inc.	504,500	16,562,735
Melexis NV	293	18,088
Micrel, Inc.	261,300	3,553,680
Micron Technology, Inc. (a)	57,500	1,617,475
Microsemi Corp. (a)	182,200	6,078,192
Monolithic Power Systems, Inc.	71,201	3,690,348
Novatek Microelectronics Corp.	1,156,000	6,077,059
NXP Semiconductors NV (a)	8,386	806,062
ON Semiconductor Corp. (a)	246,800	2,843,136
PMC-Sierra, Inc. (a)	326,200	2,749,866
Power Integrations, Inc.	41,500	2,053,835
Qorvo, Inc. (a)	178,158	11,742,394
Radiant Opto-Electronics Corp.	484,000	1,596,160
ROHM Co. Ltd.	10,400	721,394
Sanken Electric Co. Ltd.	675,000	5,161,851
Semiconductor Manufacturing International Corp. (a)	18,159,000	2,001,240
Semtech Corp. (a)	162,100	3,775,309
Silicon Laboratories, Inc. (a)	30,900	1,596,603
SK Hynix, Inc.	142,043	6,085,993
STMicroelectronics NV	1,630	13,000
		143,474,769
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		148,681,157
SOFTWARE - 12.2%
Application Software - 6.7%
Adobe Systems, Inc. (a)	257,116	19,556,243
ANSYS, Inc. (a)	175	15,022
Autodesk, Inc. (a)	152,700	8,677,941
Blackbaud, Inc.	17,200	869,116
Citrix Systems, Inc. (a)	123,415	8,288,551
Guidewire Software, Inc. (a)	190	9,491
Interactive Intelligence Group, Inc. (a)	117,260	5,157,095
Intuit, Inc.	193,700	19,433,921
Kingdee International Software Group Co. Ltd. (d)	6,599,800	3,934,053
Linx SA	700	10,315
Parametric Technology Corp. (a)	43,100	1,652,454
Paycom Software, Inc.	900	28,449
PROS Holdings, Inc. (a)	17,933	398,651
Qlik Technologies, Inc. (a)	120,100	4,178,279
Salesforce.com, Inc. (a)	374,519	27,272,474
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
SolarWinds, Inc. (a)	333	$ 16,244
Splunk, Inc. (a)	21,696	1,439,421
Ultimate Software Group, Inc. (a)	76	12,633
Workiva, Inc. (d)	51,400	743,758
Yodlee, inc.	1,300	16,562
Zendesk, Inc.	166,000	3,827,960
		105,538,633
Home Entertainment Software - 1.7%
Activision Blizzard, Inc.	233,170	5,319,774
Nintendo Co. Ltd.	107,300	18,015,680
Nintendo Co. Ltd. ADR	161,700	3,402,669
		26,738,123
Systems Software - 3.8%
Allot Communications Ltd. (a)	288,719	2,560,938
CommVault Systems, Inc. (a)	300	13,725
Fleetmatics Group PLC (a)	249,430	11,369,019
Imperva, Inc. (a)	300	13,686
Infoblox, Inc. (a)	900	21,204
Microsoft Corp.	75,800	3,686,912
NetSuite, Inc. (a)(d)	107,077	10,233,349
Oracle Corp.	367,700	16,039,074
Progress Software Corp. (a)	82,300	2,172,720
Red Hat, Inc. (a)	68,448	5,151,396
ServiceNow, Inc. (a)	79,095	5,921,052
Tableau Software, Inc. (a)	3,300	322,872
Varonis Systems, Inc. (a)	900	25,875
VMware, Inc. Class A (a)	21,500	1,894,150
		59,425,972
TOTAL SOFTWARE		191,702,728
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 18.0%
Technology Hardware, Storage & Peripherals - 18.0%
Apple, Inc.	1,828,329	228,815,372
BlackBerry Ltd. (a)	1,486	15,088
Electronics for Imaging, Inc. (a)	87,100	3,634,683
EMC Corp.	500	13,455
Hewlett-Packard Co.	1,065,100	35,116,347
Nimble Storage, Inc. (a)	5,000	122,300
SanDisk Corp.	119,500	7,999,330
Seagate Technology LLC	54,500	3,200,240
Silicon Graphics International Corp. (a)	166,658	1,351,596
Stratasys Ltd. (a)	100	3,745
Western Digital Corp.	39,400	3,850,956
		284,123,112

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Bharti Infratel Ltd.	374,512	$ 2,365,021
RingCentral, Inc. (a)	245,800	4,235,134
		6,600,155
TOTAL COMMON STOCKS (Cost $1,315,976,695)		1,523,013,948
Convertible Preferred Stocks - 0.9%

INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (f)	232,064	7,731,816
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (f)	39,963	601,443
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
Meituan Corp. Series D (f)	758,456	5,612,574
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,930,115)		13,945,833
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.15% (b)	25,439,122	25,439,122
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	39,026,827	39,026,827
TOTAL MONEY MARKET FUNDS (Cost $64,465,949)		64,465,949
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,389,372,759)		1,601,425,730
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(25,224,882)
NET ASSETS - 100%		$ 1,576,200,848
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,504,772 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,984,573 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 1,038,740
Meituan Corp. Series D	1/26/15	$ 4,794,731
Nutanix, Inc. Series E	8/26/14	$ 535,364
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 3,600,020
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,817
Fidelity Securities Lending Cash Central Fund	418,708
Total	$ 442,525
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,523,013,948	$ 1,439,475,354	$ 82,499,854	$ 1,038,740
Convertible Preferred Stocks	13,945,833	-	-	13,945,833
Money Market Funds	64,465,949	64,465,949	-	-
Total Investments in Securities:	$ 1,601,425,730	$ 1,503,941,303	$ 82,499,854	$ 14,984,573

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 8,520,682
Level 2 to Level 1	$ 79,577,623
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $1,395,043,979. Net unrealized appreciation aggregated $206,381,751, of which $257,900,108 related to appreciated investment securities and $51,518,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Industrials Fund

April 30, 2015

1.800323.111

AFCY-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AEROSPACE & DEFENSE - 28.2%
Aerospace & Defense - 28.2%
General Dynamics Corp.	174,662	$ 23,984,586
Honeywell International, Inc.	414,033	41,784,210
Orbital ATK, Inc.	128,769	9,420,740
Raytheon Co.	202,500	21,060,000
Teledyne Technologies, Inc. (a)	113,565	11,920,918
Textron, Inc.	383,878	16,882,954
The Boeing Co.	295,729	42,389,795
United Technologies Corp.	586,751	66,742,927
		234,186,130
AIR FREIGHT & LOGISTICS - 6.0%
Air Freight & Logistics - 6.0%
FedEx Corp.	291,932	49,502,909
AIRLINES - 6.7%
Airlines - 6.7%
American Airlines Group, Inc.	396,332	19,136,891
Delta Air Lines, Inc.	486,300	21,708,432
United Continental Holdings, Inc. (a)	252,800	15,102,272
		55,947,595
BUILDING PRODUCTS - 4.9%
Building Products - 4.9%
A.O. Smith Corp.	288,542	18,437,834
Caesarstone Sdot-Yam Ltd.	60,392	3,577,622
Lennox International, Inc.	173,904	18,426,868
		40,442,324
COMMERCIAL SERVICES & SUPPLIES - 4.2%
Diversified Support Services - 1.2%
KAR Auction Services, Inc.	264,200	9,830,882
Office Services & Supplies - 1.6%
West Corp.	425,832	13,179,500
Security & Alarm Services - 1.4%
Tyco International Ltd.	291,200	11,467,456
TOTAL COMMERCIAL SERVICES & SUPPLIES		34,477,838
CONSTRUCTION & ENGINEERING - 2.1%
Construction & Engineering - 2.1%
AECOM Technology Corp. (a)	558,421	17,623,767
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
ServiceMaster Global Holdings, Inc.	253,200	8,750,592
ELECTRICAL EQUIPMENT - 4.6%
Electrical Components & Equipment - 2.7%
AMETEK, Inc.	244,700	12,827,174
EnerSys	136,777	9,287,158
		22,114,332

	Shares	Value
Heavy Electrical Equipment - 1.9%
Babcock & Wilcox Co.	499,500	$ 16,143,840
TOTAL ELECTRICAL EQUIPMENT		38,258,172
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc. (a)	234,166	1,531,446
INDUSTRIAL CONGLOMERATES - 11.1%
Industrial Conglomerates - 11.1%
Danaher Corp.	615,832	50,424,324
General Electric Co.	1,541,948	41,755,952
		92,180,276
MACHINERY - 10.2%
Agricultural & Farm Machinery - 2.3%
Deere & Co.	213,250	19,303,390
Construction Machinery & Heavy Trucks - 1.5%
Manitowoc Co., Inc. (d)	618,127	12,195,646
Industrial Machinery - 6.4%
IDEX Corp.	165,429	12,408,829
Ingersoll-Rand PLC	214,100	14,096,344
Pall Corp.	170,016	16,545,957
Valmont Industries, Inc.	80,109	10,095,336
		53,146,466
TOTAL MACHINERY		84,645,502
PROFESSIONAL SERVICES - 7.5%
Human Resource & Employment Services - 1.1%
Towers Watson & Co.	72,384	9,185,892
Research & Consulting Services - 6.4%
Corporate Executive Board Co.	111,500	9,347,045
Dun & Bradstreet Corp.	47,096	6,012,746
Huron Consulting Group, Inc. (a)	194,020	11,761,492
Nielsen Holdings B.V.	303,312	13,630,841
Verisk Analytics, Inc. (a)	167,244	12,549,990
		53,302,114
TOTAL PROFESSIONAL SERVICES		62,488,006
ROAD & RAIL - 10.7%
Railroads - 6.4%
Genesee & Wyoming, Inc. Class A (a)	105,000	9,759,750
Union Pacific Corp.	406,328	43,164,223
		52,923,973
Trucking - 4.3%
J.B. Hunt Transport Services, Inc.	356,084	31,050,525
Swift Transporation Co. (a)	194,700	4,711,740
		35,762,265
TOTAL ROAD & RAIL		88,686,238
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Trading Companies & Distributors - 2.2%
HD Supply Holdings, Inc. (a)	556,006	$ 18,348,198
TOTAL COMMON STOCKS (Cost $673,697,577)		827,068,993
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.15% (b)	2,708,907	2,708,907
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	4,529,925	4,529,925
TOTAL MONEY MARKET FUNDS (Cost $7,238,832)		7,238,832
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $680,936,409)		834,307,825
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,107,564)
NET ASSETS - 100%		$ 829,200,261
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,634
Fidelity Securities Lending Cash Central Fund	110,432
Total	$ 117,066
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $682,160,701. Net unrealized appreciation aggregated $152,147,124, of which $160,795,288 related to appreciated investment securities and $8,648,164 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Financial Services Fund

April 30, 2015

1.800326.111

AFFS-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
BANKS - 29.8%
Diversified Banks - 23.8%
Bank of America Corp.	629,356	$ 10,025,641
Citigroup, Inc.	193,865	10,336,882
Comerica, Inc.	30,619	1,451,647
JPMorgan Chase & Co.	170,131	10,762,486
U.S. Bancorp	174,208	7,468,297
Wells Fargo & Co.	127,848	7,044,425
		47,089,378
Regional Banks - 6.0%
CoBiz, Inc.	62,491	750,517
Fifth Third Bancorp	147,340	2,946,800
Huntington Bancshares, Inc.	111,300	1,208,718
Popular, Inc. (a)	34,800	1,128,564
Prosperity Bancshares, Inc.	31,000	1,653,540
Regions Financial Corp.	86,100	846,363
SunTrust Banks, Inc.	77,600	3,220,400
		11,754,902
TOTAL BANKS		58,844,280
CAPITAL MARKETS - 11.9%
Asset Management & Custody Banks - 8.8%
Affiliated Managers Group, Inc. (a)	8,554	1,934,316
Ameriprise Financial, Inc.	23,180	2,903,990
Artisan Partners Asset Management, Inc.	46,200	2,069,298
Invesco Ltd.	126,538	5,241,204
Oaktree Capital Group LLC Class A	31,200	1,668,576
The Blackstone Group LP	89,065	3,648,102
		17,465,486
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	43,300	1,012,157
Investment Banking & Brokerage - 2.6%
E*TRADE Financial Corp. (a)	99,900	2,876,121
Raymond James Financial, Inc.	38,600	2,182,058
		5,058,179
TOTAL CAPITAL MARKETS		23,535,822
CONSUMER FINANCE - 6.4%
Consumer Finance - 6.4%
Capital One Financial Corp.	95,838	7,748,502
Navient Corp.	138,015	2,696,813
Springleaf Holdings, Inc. (a)	42,700	2,135,000
		12,580,315
DIVERSIFIED CONSUMER SERVICES - 1.3%
Specialized Consumer Services - 1.3%
H&R Block, Inc.	81,200	2,455,488
DIVERSIFIED FINANCIAL SERVICES - 9.4%
Multi-Sector Holdings - 4.5%
Berkshire Hathaway, Inc. Class B (a)	63,019	8,898,913

	Shares	Value
Specialized Finance - 4.9%
Element Financial Corp. (a)	27,400	$ 392,889
IntercontinentalExchange Group, Inc.	19,214	4,314,119
McGraw Hill Financial, Inc.	47,900	4,995,970
		9,702,978
TOTAL DIVERSIFIED FINANCIAL SERVICES		18,601,891
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Health Care Facilities - 1.2%
Brookdale Senior Living, Inc. (a)	65,900	2,387,557
INSURANCE - 11.8%
Insurance Brokers - 3.5%
Arthur J. Gallagher & Co.	38,400	1,836,672
Brown & Brown, Inc.	77,200	2,466,540
Marsh & McLennan Companies, Inc.	46,500	2,611,440
		6,914,652
Life & Health Insurance - 2.4%
Prudential PLC	65,167	1,622,498
Torchmark Corp.	57,980	3,253,258
		4,875,756
Property & Casualty Insurance - 5.9%
ACE Ltd.	38,800	4,151,212
Allstate Corp.	65,190	4,541,135
FNF Group	81,300	2,925,987
		11,618,334
TOTAL INSURANCE		23,408,742
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
eBay, Inc. (a)	38,800	2,260,488
IT SERVICES - 4.3%
Data Processing & Outsourced Services - 4.3%
EVERTEC, Inc.	77,500	1,606,575
Fiserv, Inc. (a)	23,266	1,805,442
The Western Union Co.	103,900	2,107,092
Visa, Inc. Class A	45,720	3,019,806
		8,538,915
REAL ESTATE INVESTMENT TRUSTS - 12.2%
Mortgage REITs - 4.1%
Altisource Residential Corp. Class B	97,450	1,866,168
NorthStar Realty Finance Corp.	147,350	2,764,286
Redwood Trust, Inc.	107,700	1,851,363
Two Harbors Investment Corp.	153,700	1,613,850
		8,095,667
Office REITs - 1.3%
Boston Properties, Inc.	19,400	2,566,814
Residential REITs - 1.3%
Essex Property Trust, Inc.	11,600	2,574,620
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - 0.8%
WP Glimcher, Inc.	108,369	$ 1,625,535
Specialized REITs - 4.7%
American Tower Corp.	67,650	6,394,955
Outfront Media, Inc.	85,330	2,450,678
Public Storage	2,600	488,566
		9,334,199
TOTAL REAL ESTATE INVESTMENT TRUSTS		24,196,835
REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.0%
Diversified Real Estate Activities - 0.7%
Brookfield Asset Management, Inc. Class A	26,900	1,448,564
Real Estate Services - 4.3%
CBRE Group, Inc. (a)	128,187	4,914,690
Realogy Holdings Corp. (a)	75,100	3,560,491
		8,475,181
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		9,923,745
THRIFTS & MORTGAGE FINANCE - 0.9%
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	50,900	530,378
Ocwen Financial Corp. (a)(d)	95,450	810,371
Radian Group, Inc.	19,600	350,056
		1,690,805
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	31,000	1,447,080
TOTAL COMMON STOCKS (Cost $166,467,463)		189,871,963
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	7,763,524	$ 7,763,524
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	588,150	588,150
TOTAL MONEY MARKET FUNDS (Cost $8,351,674)		8,351,674
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $174,819,137)		198,223,637
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(499,990)
NET ASSETS - 100%		$ 197,723,647
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,847
Fidelity Securities Lending Cash Central Fund	7,006
Total	$ 13,853
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 189,871,963	$ 187,237,308	$ 2,634,655	$ -
Money Market Funds	8,351,674	8,351,674	-	-
Total Investments in Securities:	$ 198,223,637	$ 195,588,982	$ 2,634,655	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $175,641,328. Net unrealized appreciation aggregated $22,582,309, of which $27,335,662 related to appreciated investment securities and $4,753,353 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Communications Equipment Fund

April 30, 2015

1.800324.111

AFDC-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 90.5%
Communications Equipment - 90.5%
ADTRAN, Inc.	11,100	$ 184,371
ADVA Optical Networking SE (a)	7,271	39,363
Alcatel-Lucent SA sponsored ADR (a)	157,057	533,994
Arris Group, Inc. (a)	4,700	158,273
Aruba Networks, Inc. (a)	10,740	264,311
Brocade Communications Systems, Inc.	46,400	524,320
Calix Networks, Inc. (a)	2,100	15,519
Ciena Corp. (a)	6,400	136,320
Cisco Systems, Inc.	92,624	2,670,350
CommScope Holding Co., Inc. (a)	16,200	478,062
EchoStar Holding Corp. Class A (a)	600	30,000
Extreme Networks, Inc. (a)	3,400	8,568
F5 Networks, Inc. (a)	7,065	862,071
Finisar Corp. (a)	18,400	374,072
Harris Corp.	7,300	585,752
Infinera Corp. (a)	2,200	41,360
InterDigital, Inc.	3,300	180,576
Ixia (a)	14,400	172,512
JDS Uniphase Corp. (a)	15,700	198,762
Juniper Networks, Inc.	34,388	908,875
Mitel Networks Corp. (a)(d)	3,500	32,515
Motorola Solutions, Inc.	4,947	295,583
NETGEAR, Inc. (a)	2,300	69,621
Nokia Corp. sponsored ADR (d)	95,120	625,890
Plantronics, Inc.	6,000	319,620
Polycom, Inc. (a)	5,699	74,372
QUALCOMM, Inc.	45,381	3,085,907
Radware Ltd. (a)	11,900	281,673
Ruckus Wireless, Inc. (a)	30,200	352,736
Sandvine Corp. (U.K.) (a)	7,700	26,869
ShoreTel, Inc. (a)	9,800	68,208
Sonus Networks, Inc. (a)	9,340	73,973
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	66,820	729,674
Transmode AB	3,100	42,545
ViaSat, Inc. (a)	1,800	108,216
Wi-Lan, Inc.	19,400	47,435
		14,602,268
ELECTRONIC EQUIPMENT & COMPONENTS - 1.2%
Electronic Components - 0.3%
II-VI, Inc. (a)	2,300	40,917
Electronic Manufacturing Services - 0.9%
TE Connectivity Ltd.	2,200	146,410
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		187,327
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Vocera Communications, Inc. (a)	2,600	29,614

	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Google, Inc.:
Class A (a)	99	$ 54,328
Class C (a)	174	93,497
Rackspace Hosting, Inc. (a)	600	32,340
Web.com Group, Inc. (a)	1,600	29,392
		209,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Semiconductors - 1.7%
Altera Corp.	1,000	41,680
GSI Technology, Inc. (a)	5,000	26,450
Marvell Technology Group Ltd.	6,900	96,669
Maxim Integrated Products, Inc.	1,700	55,811
Semtech Corp. (a)	1,300	30,277
Xilinx, Inc.	700	30,352
		281,239
SOFTWARE - 1.5%
Application Software - 0.5%
BroadSoft, Inc. (a)	800	25,312
Comverse, Inc. (a)	2,600	63,700
		89,012
Systems Software - 1.0%
Oracle Corp.	2,200	95,964
Rovi Corp. (a)	3,300	61,083
		157,047
TOTAL SOFTWARE		246,059
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
BlackBerry Ltd. (a)	31,800	322,876
Samsung Electronics Co. Ltd.	66	86,398
		409,274
TOTAL COMMON STOCKS (Cost $13,439,571)		15,965,338
Money Market Funds - 11.3%

Fidelity Cash Central Fund, 0.15% (b)	430,549	$ 430,549
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,397,810	1,397,810
TOTAL MONEY MARKET FUNDS (Cost $1,828,359)		1,828,359
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $15,267,930)		17,793,697
NET OTHER ASSETS (LIABILITIES) - (10.2)%		(1,650,975)
NET ASSETS - 100%		$ 16,142,722
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 583
Fidelity Securities Lending Cash Central Fund	2,118
Total	$ 2,701
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 15,965,338	$ 15,883,430	$ 81,908	$ -
Money Market Funds	1,828,359	1,828,359	-	-
Total Investments in Securities:	$ 17,793,697	$ 17,711,789	$ 81,908	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $15,329,017. Net unrealized appreciation aggregated $2,464,680, of which $2,852,467 related to appreciated investment securities and $387,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Health Care Fund

April 30, 2015

1.800327.111

AFHC-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BIOTECHNOLOGY - 20.8%
Biotechnology - 20.8%
Ablynx NV (a)	52,153	$ 575,205
Acceleron Pharma, Inc. (a)	105,738	2,923,656
Acorda Therapeutics, Inc. (a)	183,169	5,507,892
Actelion Ltd.	71,058	9,349,873
Advaxis, Inc. (a)(d)	410,000	6,892,100
Alder Biopharmaceuticals, Inc.	280,000	7,140,000
Alexion Pharmaceuticals, Inc. (a)	52,614	8,903,867
Alnylam Pharmaceuticals, Inc. (a)	92,102	9,382,431
AMAG Pharmaceuticals, Inc. (a)	262,500	13,379,625
Amgen, Inc.	519,096	81,970,449
Arena Pharmaceuticals, Inc. (a)(d)	1,644,800	7,171,328
Array BioPharma, Inc. (a)(d)	800,000	5,000,000
Ascendis Pharma A/S	400,000	6,812,000
Avalanche Biotechnologies, Inc. (a)	39,952	1,272,871
Biogen, Inc. (a)	116,784	43,669,041
BioMarin Pharmaceutical, Inc. (a)	177,700	19,911,285
Celgene Corp. (a)	282,108	30,484,590
Cellectis SA sponsored ADR	284,500	9,360,050
Clovis Oncology, Inc. (a)	79,773	6,410,558
Curis, Inc. (a)	1,533,700	3,941,609
Discovery Laboratories, Inc. (a)	1,574,833	1,811,058
Dyax Corp. (a)	459,800	10,993,818
Gilead Sciences, Inc. (a)	429,062	43,125,022
Insmed, Inc. (a)	398,927	7,994,497
Intercept Pharmaceuticals, Inc. (a)	50,321	12,721,652
Mirati Therapeutics, Inc. (a)	274,000	7,614,460
Neurocrine Biosciences, Inc. (a)	486,200	16,574,558
Prothena Corp. PLC (a)	10,000	324,100
PTC Therapeutics, Inc. (a)	52,275	3,071,156
Puma Biotechnology, Inc. (a)	268,283	48,446,544
Synageva BioPharma Corp. (a)	42,941	3,948,854
TESARO, Inc. (a)	260,000	14,162,200
Ultragenyx Pharmaceutical, Inc. (a)	201,440	11,367,259
United Therapeutics Corp. (a)	74,900	11,960,781
Vanda Pharmaceuticals, Inc. (a)(d)	465,229	4,256,845
Vertex Pharmaceuticals, Inc. (a)	685,800	84,545,424
Vital Therapies, Inc. (d)	240,000	5,834,400
		568,811,058
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	215,735	5,099,975
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
FEI Co.	91,300	6,889,498
Keysight Technologies, Inc. (a)	203,350	6,804,091
		13,693,589
HEALTH CARE EQUIPMENT & SUPPLIES - 19.8%
Health Care Equipment - 18.4%
Atricure, Inc. (a)	430,000	9,464,300

	Shares	Value
Boston Scientific Corp. (a)	7,000,000	$ 124,740,000
CONMED Corp.	280,000	14,064,400
Edwards Lifesciences Corp. (a)	105,953	13,418,947
HeartWare International, Inc. (a)	171,671	12,997,211
Integra LifeSciences Holdings Corp. (a)	150,000	8,817,000
Lumenis Ltd. Class B (a)	352,562	3,973,374
Medtronic PLC	2,353,167	175,193,283
Neovasc, Inc. (a)	1,100,000	9,053,000
Nevro Corp. (d)	101,400	4,565,028
ResMed, Inc. (d)	231,300	14,789,322
St. Jude Medical, Inc.	180,200	12,623,010
Steris Corp.	139,584	9,282,336
Teleflex, Inc.	128,000	15,738,880
Tornier NV (a)	800,000	20,696,000
Zeltiq Aesthetics, Inc. (a)	253,818	7,792,213
Zimmer Holdings, Inc.	413,100	45,374,904
		502,583,208
Health Care Supplies - 1.4%
Derma Sciences, Inc. (a)	240,695	1,901,491
Endologix, Inc. (a)	473,800	7,372,328
The Cooper Companies, Inc.	167,369	29,803,398
		39,077,217
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		541,660,425
HEALTH CARE PROVIDERS & SERVICES - 12.6%
Health Care Distributors & Services - 4.3%
Amplifon SpA	761,295	5,929,728
EBOS Group Ltd.	886,609	6,448,992
McKesson Corp.	443,009	98,968,211
United Drug PLC (United Kingdom)	700,000	5,693,104
		117,040,035
Health Care Facilities - 3.0%
Brookdale Senior Living, Inc. (a)	406,070	14,711,916
HCA Holdings, Inc. (a)	386,700	28,619,667
Surgical Care Affiliates, Inc. (a)	470,405	17,734,269
Universal Health Services, Inc. Class B	186,227	21,779,248
		82,845,100
Health Care Services - 2.0%
Air Methods Corp. (a)	146,585	6,698,935
DaVita HealthCare Partners, Inc. (a)	253,800	20,583,180
Envision Healthcare Holdings, Inc. (a)	692,004	26,268,472
		53,550,587
Managed Health Care - 3.3%
Cigna Corp.	253,812	31,635,128
Humana, Inc.	74,437	12,326,767
UnitedHealth Group, Inc.	324,824	36,185,394
Wellcare Health Plans, Inc. (a)	126,900	9,825,867
		89,973,156
TOTAL HEALTH CARE PROVIDERS & SERVICES		343,408,878
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 3.3%
Health Care Technology - 3.3%
athenahealth, Inc. (a)(d)	185,700	$ 22,777,962
Castlight Health, Inc.	336,800	2,536,104
Castlight Health, Inc. Class B (a)	28,300	213,099
Cerner Corp. (a)	420,396	30,188,637
Connecture, Inc.	500,000	5,560,000
HealthStream, Inc. (a)	440,000	12,733,600
Medidata Solutions, Inc. (a)	304,774	16,284,075
		90,293,477
INDUSTRIAL CONGLOMERATES - 0.8%
Industrial Conglomerates - 0.8%
Danaher Corp.	279,123	22,854,591
LIFE SCIENCES TOOLS & SERVICES - 3.1%
Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	1,135,100	46,959,087
Bruker Corp. (a)	575,553	10,912,485
PRA Health Sciences, Inc.	279,143	7,949,993
Thermo Fisher Scientific, Inc.	152,292	19,140,059
		84,961,624
PHARMACEUTICALS - 36.3%
Pharmaceuticals - 36.3%
AbbVie, Inc.	1,535,000	99,253,100
Actavis PLC (a)	800,000	226,287,999
Bristol-Myers Squibb Co.	186,103	11,860,344
Dechra Pharmaceuticals PLC	430,000	6,718,550
Eisai Co. Ltd.	307,100	20,470,485
Eli Lilly & Co.	200,000	14,374,000
Endo Health Solutions, Inc. (a)	593,545	49,896,360
Horizon Pharma PLC (a)	473,700	13,320,444
Jazz Pharmaceuticals PLC (a)	204,226	36,495,186
Jiangsu Hengrui Medicine Co. Ltd.	1,100,000	10,110,112
Lee's Pharmaceutical Holdings Ltd.	4,366,536	8,101,462
Mallinckrodt PLC (a)	291,000	32,935,380
Merck & Co., Inc.	157,533	9,382,665
Mylan N.V. (a)	804,671	58,145,526
Novartis AG sponsored ADR	415,800	42,328,440
Omeros Corp. (a)(d)	288,200	5,798,584
Pacira Pharmaceuticals, Inc. (a)	165,700	11,347,136
Perrigo Co. PLC	201,500	36,930,920
Prestige Brands Holdings, Inc. (a)	387,100	15,193,675
Relypsa, Inc. (a)	220,000	6,364,600
Sanofi SA sponsored ADR	578,800	29,258,340
Shire PLC sponsored ADR	269,400	65,601,594
Sun Pharmaceutical Industries Ltd. (a)	519,018	7,667,942
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,842,600	111,329,892
TherapeuticsMD, Inc. (a)	1,400,000	9,072,000

	Shares	Value
Valeant Pharmaceuticals International (Canada) (a)	217,800	$ 47,230,016
ZS Pharma, Inc.	215,700	8,211,699
		993,686,451
PROFESSIONAL SERVICES - 0.5%
Human Resource & Employment Services - 0.5%
WageWorks, Inc. (a)	280,000	14,112,000
TOTAL COMMON STOCKS (Cost $2,192,278,673)		2,678,582,068
Convertible Preferred Stocks - 0.1%

HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (e) (Cost $2,121,583)	322,145	1,997,299
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.15% (b)	55,555,967	55,555,967
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	30,995,096	30,995,096
TOTAL MONEY MARKET FUNDS (Cost $86,551,063)		86,551,063
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,280,951,319)		2,767,130,430
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(31,153,766)
NET ASSETS - 100%		$ 2,735,976,664
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,997,299 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 2,121,583
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,759
Fidelity Securities Lending Cash Central Fund	168,150
Total	$ 220,909
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,678,582,068	$ 2,629,845,123	$ 48,736,945	$ -
Convertible Preferred Stocks	1,997,299	-	-	1,997,299
Money Market Funds	86,551,063	86,551,063	-	-
Total Investments in Securities:	$ 2,767,130,430	$ 2,716,396,186	$ 48,736,945	$ 1,997,299
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $2,282,878,402. Net unrealized appreciation aggregated $484,252,028, of which $527,590,770 related to appreciated investment securities and $43,338,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Utilities Fund

April 30, 2015

1.800331.111

AFUG-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
Alternative Carriers - 0.8%
Cogent Communications Group, Inc.	68,464	$ 2,395,555
Integrated Telecommunication Services - 1.0%
AT&T, Inc.	92,900	3,218,056
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		5,613,611
ELECTRIC UTILITIES - 44.1%
Electric Utilities - 44.1%
Edison International	246,502	15,021,832
Energias de Portugal SA	282,016	1,127,613
Exelon Corp.	1,183,850	40,274,577
FirstEnergy Corp.	190,800	6,851,628
ITC Holdings Corp.	138,400	4,982,400
NextEra Energy, Inc.	400,840	40,456,780
NRG Yield, Inc. Class A (d)	67,249	3,308,651
OGE Energy Corp.	278,523	9,102,132
PPL Corp.	444,772	15,135,591
		136,261,204
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
SolarCity Corp. (a)	13,000	780,650
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 13.4%
Independent Power Producers & Energy Traders - 11.5%
Black Hills Corp.	59,100	2,913,039
Calpine Corp. (a)	686,117	14,964,212
Dynegy, Inc. (a)	146,057	4,859,316
NRG Energy, Inc.	507,815	12,817,251
		35,553,818
Renewable Electricity - 1.9%
Abengoa Yield PLC	126,700	4,296,397
NextEra Energy Partners LP	32,900	1,393,973
		5,690,370
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		41,244,188
MEDIA - 2.1%
Cable & Satellite - 2.1%
Time Warner Cable, Inc.	41,200	6,407,424
MULTI-UTILITIES - 26.7%
Multi-Utilities - 26.7%
Dominion Resources, Inc.	302,999	21,718,968
NiSource, Inc.	214,883	9,330,220
PG&E Corp.	274,118	14,506,325

	Shares	Value
Sempra Energy	304,537	$ 32,332,693
TECO Energy, Inc.	246,145	4,664,448
		82,552,654
OIL, GAS & CONSUMABLE FUELS - 7.0%
Oil & Gas Storage & Transport - 7.0%
Boardwalk Pipeline Partners, LP	83,200	1,456,832
Cheniere Energy Partners LP Holdings LLC	324,562	8,211,419
Energy Transfer Equity LP	103,627	6,907,776
Kinder Morgan, Inc.	120,400	5,171,180
		21,747,207
REAL ESTATE INVESTMENT TRUSTS - 3.8%
Specialized REITs - 3.8%
American Tower Corp.	49,017	4,633,577
Crown Castle International Corp.	83,000	6,932,990
		11,566,567
TOTAL COMMON STOCKS (Cost $280,779,221)		306,173,505
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.15% (b)	3,767,021	3,767,021
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,359,475	3,359,475
TOTAL MONEY MARKET FUNDS (Cost $7,126,496)		7,126,496
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $287,905,717)	313,300,001
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(4,640,532)
NET ASSETS - 100%	$ 308,659,469
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,972
Fidelity Securities Lending Cash Central Fund	26,118
Total	$ 31,090
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 306,173,505	$ 305,045,892	$ 1,127,613	$ -
Money Market Funds	7,126,496	7,126,496	-	-
Total Investments in Securities:	$ 313,300,001	$ 312,172,388	$ 1,127,613	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $288,508,632. Net unrealized appreciation aggregated $24,791,369, of which $30,893,843 related to appreciated investment securities and $6,102,474 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015